Non - Current Assets or Disposal Groups Held for Sale or Held for Distribution to Owners and Discontinued Operations - Summary of Comprehensive Income From Discontinued Operations (Detail) - USD ($)
$ in Thousands
		1 Months Ended	2 Months Ended	12 Months Ended
		Feb. 29, 2016	Feb. 29, 2016	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Line Items]
Income after tax from discontinued operations	[1]				$ 170,263		$ 593,118
Components of other comprehensive that will be reclassified subsequently to profit or loss, net of taxes
Total Other Comprehensive Income (Loss)	[1]			$ (89,930)	197,139		(1,161,407)
TOTAL COMPREHENSIVE INCOME	[1]			1,036,584	1,212,010		586,649
Comprehensive income attributable to:
Shareholders of Enel Américas				650,731	788,647	[1]	221,740	[1]
Non-controlling interests				385,853	423,363	[1]	364,909	[1]
TOTAL COMPREHENSIVE INCOME	[1]			$ 1,036,584	$ 1,212,010		586,649
Assets and Liabilities Classified as Held for Distribution [Member]
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Line Items]
Income after tax from discontinued operations		$ 170,263	$ 170,263				593,118
Components of other comprehensive that will not be reclassified subsequently to profit or loss, net of taxes
Actuarial gains (losses) from defined benefit plans							(6,599)
Components of other comprehensive that will be reclassified subsequently to profit or loss, net of taxes
Foreign currency translation gains (losses), net of tax		(2,773)					248
Share of other comprehensive income from associates and joint venture accounted for using the equity method, net of taxes		(20,441)					(883)
Gains (losses) from cash flow hedge, net of taxes		18,712					(138,572)
Total Other Comprehensive Income (Loss)		(4,502)					(145,805)
TOTAL COMPREHENSIVE INCOME		165,761					447,313
Comprehensive income attributable to:
Shareholders of Enel Américas		112,481					359,031
Non-controlling interests		53,280					88,282
TOTAL COMPREHENSIVE INCOME		$ 165,761					$ 447,313

[1]	As Restated